BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2026
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 2. BASIS OF PRESENTATION

On January 15, 2026, the Company issued 7,000,000 common stock to acquire 100% interest of Dance Emotion Limited as its wholly owned subsidiary. The transaction results in Dance Emotion Limited’s shareholders taking control of the Company by voting rights through 98.59% of ownership interest, thus considered as the accounting acquirer according to guidance in the Accounting Standards Codification (“ASC”) 805-10 (“Reverse Takeover”).

As a result, these consolidated financial statements are presented as a continuation of Dance Emotion Limited’s financial statements with the assets and liabilities of Dance Emotion Limited presented at their historical carrying values and the assets and liabilities of Dance Emotion Studios recognized on the date of the transaction.

The Company’s consolidated financial statements included herein are prepared under the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. These consolidated financial statements include the Company’s wholly owned subsidiary, Dance Emotion Limited, and 100 percent of its assets, liabilities and net income or loss. All inter-company accounts and transactions have been eliminated.

The Company has a March 31, year-end.

Functional and Presentation Currency

The Company uses the US Dollar as its presentation currency. The functional currency of the Company’s Hong Kong operating subsidiary, Dance Emotion Limited, is the Hong Kong Dollar (“HKD”). The assets and liabilities of the subsidiary are translated into US Dollars at the period-end spot rate of exchange, and income and expenses are translated at the average rate of exchange for the period. Exchange differences arising on translation are recognized in other comprehensive income and accumulated as a separate component of stockholders’ equity; such translation adjustments have no associated income tax effect.

Translation of amounts from HKD into USD has been made at the following exchange rates for the respective periods, based on rates published by the Bank of Canada: balance sheet items, except for equity accounts, at HK$7.84 to US$1.00 (March 31, 2026) and HK$7.78 to US$1.00 (March 31, 2025); income statement and cash flow items at HK$7.80 to US$1.00 (year ended March 31, 2026) and HK$7.79 to US$1.00 (year ended March 31, 2025). Equity accounts are translated at historical rates.